Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable		$ 1,197	$ 1,282
Accrued research and development costs			26
Salaries, employment taxes and benefits		258	183
Financing of insurance premiums	[1]	210	738
Other accrued liabilities		1,535	737
Payables and accrued liabilities		$ 3,200	$ 2,966

[1]	Represents financing of the Company's 2019 insurance premiums, carrying interest at 6.5% and repayable in eight equal monthly installments commencing January 31, 2019.